Schedule of Investments (unaudited)
February 28, 2025
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 9.1%
Axon Enterprise, Inc.(a)	631,099	$ 333,504,267
HEICO Corp.	981,241	259,714,868
Howmet Aerospace, Inc.	1,876,139	256,280,587
		849,499,722
Automobiles — 2.2%
Ferrari NV(b)	437,558	203,276,320
Biotechnology — 1.2%
Natera, Inc.(a)	735,641	114,458,383
Building Products — 1.6%
AAON, Inc.	773,725	59,422,080
AZEK Co., Inc. (The), Class A(a)	1,872,211	87,713,085
		147,135,165
Capital Markets — 8.3%
Ares Management Corp., Class A	1,713,022	292,823,981
Robinhood Markets, Inc., Class A(a)	885,456	44,361,346
TPG, Inc., Class A	3,463,084	191,023,713
Tradeweb Markets, Inc., Class A	1,812,813	245,400,496
		773,609,536
Commercial Services & Supplies — 3.6%
Copart, Inc.(a)	3,293,236	180,469,333
Rollins, Inc.	3,004,718	157,417,176
		337,886,509
Construction & Engineering — 2.0%
Comfort Systems U.S.A., Inc.	356,009	129,348,750
Quanta Services, Inc.	240,269	62,381,040
		191,729,790
Construction Materials — 1.0%
Vulcan Materials Co.	389,982	96,446,448
Electrical Equipment — 3.0%
Vertiv Holdings Co., Class A	2,999,714	285,482,781
Electronic Equipment, Instruments & Components — 1.0%
Coherent Corp.(a)	1,311,694	98,626,272
Entertainment — 5.1%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	2,209,136	213,026,985
Live Nation Entertainment, Inc.(a)(b)	1,845,959	264,636,682
		477,663,667
Financial Services — 3.2%
Adyen NV(a)(c)	94,938	173,300,146
Affirm Holdings, Inc., Class A(a)	2,002,929	128,487,895
		301,788,041
Ground Transportation — 2.1%
Saia, Inc.(a)(b)	475,031	194,496,693
Health Care Equipment & Supplies — 8.2%
Alcon AG	891,673	82,479,753
Align Technology, Inc.(a)	715,238	133,770,963
Dexcom, Inc.(a)	2,952,216	260,887,328
IDEXX Laboratories, Inc.(a)	230,628	100,809,805
Masimo Corp.(a)(b)	999,738	188,720,542
		766,668,391
Health Care Technology — 0.9%
Doximity, Inc., Class A(a)	1,263,467	89,074,424
Hotels, Restaurants & Leisure — 5.3%
Churchill Downs, Inc.	791,322	93,771,657
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
DraftKings, Inc., Class A(a)	4,315,593	$ 189,281,909
Flutter Entertainment PLC(a)	207,784	58,302,113
Planet Fitness, Inc., Class A(a)	1,492,372	138,119,029
Wingstop, Inc.	60,675	14,245,276
		493,719,984
Independent Power and Renewable Electricity Producers — 1.0%
Vistra Corp.	709,147	94,784,588
Interactive Media & Services — 1.3%
Reddit, Inc., Class A(a)	735,152	118,932,891
IT Services — 3.8%
Cloudflare, Inc., Class A(a)	1,507,333	219,015,485
MongoDB, Inc., Class A(a)	508,524	135,994,573
		355,010,058
Life Sciences Tools & Services — 2.9%
Repligen Corp.(a)	639,636	101,868,429
Waters Corp.(a)	324,743	122,538,524
West Pharmaceutical Services, Inc.(b)	185,878	43,186,894
		267,593,847
Media — 0.8%
Trade Desk, Inc. (The), Class A(a)	1,072,452	75,414,825
Oil, Gas & Consumable Fuels — 1.3%
Antero Resources Corp.(a)	1,617,729	59,370,654
Expand Energy Corp.	595,744	58,907,167
		118,277,821
Real Estate Management & Development — 2.6%
CoStar Group, Inc.(a)(b)	2,499,095	190,555,994
Landbridge Co. LLC, Class A(b)	831,357	57,513,277
		248,069,271
Semiconductors & Semiconductor Equipment — 7.4%
ASM International NV	306,782	166,968,601
Astera Labs, Inc.(a)	740,919	55,087,327
BE Semiconductor Industries NV	647,367	72,998,308
Credo Technology Group Holding Ltd.(a)	70,776	3,905,420
Entegris, Inc.	2,108,489	213,421,256
Lattice Semiconductor Corp.(a)(b)	1,281,067	79,861,717
Onto Innovation, Inc.(a)(b)	677,177	98,637,602
		690,880,231
Software — 17.2%
AppLovin Corp., Class A(a)	1,448,812	471,936,021
Bentley Systems, Inc., Class B	2,271,083	99,700,544
Cadence Design Systems, Inc.(a)	843,271	211,239,385
Confluent, Inc., Class A(a)	3,799,701	120,602,510
CyberArk Software Ltd.(a)	253,980	92,410,623
Fair Isaac Corp.(a)	26,959	50,854,110
Gitlab, Inc., Class A(a)	2,474,703	149,001,867
Guidewire Software, Inc.(a)	705,188	141,968,448
Palantir Technologies, Inc., Class A(a)	1,756,271	149,142,533
Tyler Technologies, Inc.(a)	126,060	76,698,686
Vertex, Inc., Class A(a)(b)	1,371,658	44,290,837
		1,607,845,564
Specialty Retail — 2.8%
Carvana Co., Class A(a)	655,865	152,882,131
Floor & Decor Holdings, Inc., Class A(a)(b)	1,137,117	109,879,616
		262,761,747
Technology Hardware, Storage & Peripherals — 0.1%
Pure Storage, Inc., Class A(a)(b)	177,098	9,292,332

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Brunello Cucinelli SpA	208,693	$ 27,168,701
On Holding AG, Class A(a)(b)	759,454	36,818,330
		63,987,031
Total Common Stocks — 99.7% (Cost: $7,049,581,401)		9,334,412,332

		Par (000)
Other Interests(a)(d)(e)
GCI Liberty, Inc., Class A	USD	1,529	15
Total Other Interests — 0.0% (Cost: $0)			15
Total Long-Term Investments — 99.7% (Cost: $7,049,581,401)			9,334,412,347

	Shares
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	144,577,273	144,649,562
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(f)(g)	23,237,034	23,237,034
Total Short-Term Securities — 1.8% (Cost: $167,857,680)		167,886,596
Total Investments — 101.5% (Cost: $7,217,439,081)		9,502,298,943
Liabilities in Excess of Other Assets — (1.5)%		(142,303,699)
Net Assets — 100.0%		$ 9,359,995,244

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 462,938,124	$ —	$ (318,525,572)(a)	$ 206,341	$ 30,669	$ 144,649,562	144,577,273	$ 782,649 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	750,097	22,486,937 (a)	—	—	—	23,237,034	23,237,034	369,363	—
				$ 206,341	$ 30,669	$ 167,886,596		$ 1,152,012	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Mid-Cap Growth Equity Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 849,499,722	$ —	$ —	$ 849,499,722
Automobiles	203,276,320	—	—	203,276,320
Biotechnology	114,458,383	—	—	114,458,383
Building Products	147,135,165	—	—	147,135,165
Capital Markets	773,609,536	—	—	773,609,536
Commercial Services & Supplies	337,886,509	—	—	337,886,509
Construction & Engineering	191,729,790	—	—	191,729,790
Construction Materials	96,446,448	—	—	96,446,448
Electrical Equipment	285,482,781	—	—	285,482,781
Electronic Equipment, Instruments & Components	98,626,272	—	—	98,626,272
Entertainment	477,663,667	—	—	477,663,667
Financial Services	128,487,895	173,300,146	—	301,788,041
Ground Transportation	194,496,693	—	—	194,496,693
Health Care Equipment & Supplies	766,668,391	—	—	766,668,391
Health Care Technology	89,074,424	—	—	89,074,424
Hotels, Restaurants & Leisure	493,719,984	—	—	493,719,984
Independent Power and Renewable Electricity Producers	94,784,588	—	—	94,784,588
Interactive Media & Services	118,932,891	—	—	118,932,891
IT Services	355,010,058	—	—	355,010,058
Life Sciences Tools & Services	267,593,847	—	—	267,593,847
Media	75,414,825	—	—	75,414,825
Oil, Gas & Consumable Fuels	118,277,821	—	—	118,277,821
Real Estate Management & Development	248,069,271	—	—	248,069,271
Semiconductors & Semiconductor Equipment	450,913,322	239,966,909	—	690,880,231
Software	1,607,845,564	—	—	1,607,845,564
Specialty Retail	262,761,747	—	—	262,761,747
Technology Hardware, Storage & Peripherals	9,292,332	—	—	9,292,332
Textiles, Apparel & Luxury Goods	36,818,330	27,168,701	—	63,987,031
Other Interests	—	—	15	15
Short-Term Securities
Money Market Funds	167,886,596	—	—	167,886,596
	$ 9,061,863,172	$ 440,435,756	$ 15	$ 9,502,298,943

Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Mid-Cap Growth Equity Portfolio

Portfolio Abbreviation
NVS	Non-Voting Shares